FAIR VALUE OF ASSETS AND LIABILITIES - Additional Information about Level 3 Loans and Payable to Investors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans At Fair Value
Beginning balance	¥ 677,835	¥ 54,049
Origination of loans	1,246,178	1,494,096
Collection of principals	(1,526,676)	(772,398)
Change in fair value	¥ 24,585	¥ (97,912)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)
Ending balance	¥ 421,922	¥ 677,835
Payable to investors At Fair Value
Beginning balance	445,762
Contribution from investors of the consolidated ABFE	212,500	450,000
Interest and penalties received	114,026	58,481
Deductible expenses associated with the consolidated ABFE operation	(5,579)	(5,815)
Principal and interest payments to investors of Consolidated ABFE	(322,881)	(7,770)
Changes in fair value	77,323	52,220
Amount due to related parties (i)	1,517	3,086
Ending balance	368,022	445,762
Investors
Payable to investors At Fair Value
Amount due to related parties (i)	0	1,517
ABFE
Payable to investors At Fair Value
Amount due to related parties (i)	¥ 0	¥ 1,517